Investor A C Institutional And Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Mid-Cap Value Fund	Apr. 30, 2026 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 622
Expense Example, with Redemption, 3 Years	845
Expense Example, with Redemption, 5 Years	1,086
Expense Example, with Redemption, 10 Years	1,776
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,017
Expense Example, with Redemption, 10 Years	2,006
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	1,040
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	433
Expense Example, with Redemption, 5 Years	760
Expense Example, with Redemption, 10 Years	$ 1,687